UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00696

T. Rowe Price Small-Cap Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Small-Cap Stock Fund

Investor Class (OTCFX)

This annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Investor Class	$95	0.90%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oilfield service and equipment company, benefited from strong performance in its subsea segment. The communication services sector also added value due to stock choices. Liberty Media Corp-Liberty Live, a tracking stock that reflects the economic contribution of Live Nation, was a key contributor as secular tailwinds in the live entertainment industry boosted its shares.

  On the negative side, stock selection in health care was the leading detractor from relative performance. 10X Genomics, the leader in single-cell gene expression analysis, was a large detractor owing to multiple headwinds, including product transition issues, challenges from a sales force reconstitution, and weakness in China. Stock choices in information technology also weighed on relative results.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,390	10,180	10,432
2015	10,307	10,194	10,475
2015	9,244	9,455	9,227
2015	9,682	10,048	9,559
2016	9,667	10,145	9,413
2016	10,073	10,412	9,770
2016	10,687	10,870	10,654
2016	11,480	11,327	11,595
2017	11,881	11,978	11,881
2017	12,162	12,339	12,174
2017	12,793	12,903	12,864
2017	13,233	13,721	13,294
2018	13,480	13,633	13,283
2018	14,376	14,163	14,312
2018	15,278	15,172	14,824
2018	12,804	13,002	11,830
2019	15,052	14,828	13,555
2019	15,905	15,435	13,839
2019	15,921	15,614	13,507
2019	17,110	17,035	14,849
2020	12,629	13,475	10,303
2020	15,844	16,443	12,922
2020	17,165	17,957	13,559
2020	21,396	20,593	17,813
2021	23,194	21,900	20,075
2021	24,517	23,705	20,937
2021	24,276	23,681	20,024
2021	25,064	25,877	20,453
2022	22,207	24,512	18,914
2022	18,815	20,418	15,661
2022	18,412	19,506	15,319
2022	19,177	20,907	16,273
2023	19,835	22,408	16,718
2023	20,851	24,288	17,589
2023	19,652	23,497	16,687
2023	22,520	26,334	19,028
2024	23,775	28,973	20,013
2024	22,676	29,904	19,357
2024	24,784	31,767	21,152
2024	25,141	32,604	21,223

202501-4140694, 202502-4108897

F65-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Stock Fund (Investor Class)	11.64%	8.00%	9.66%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	7.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,493,562
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$43,882
  Portfolio Turnover Rate58.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	19.1%
Industrials & Business Services	17.9
Health Care	17.3
Information Technology	13.5
Consumer Discretionary	7.5
Energy	5.8
Real Estate	5.1
Materials	4.3
Utilities	3.4
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	1.6%
Masimo	1.5
Cboe Global Markets	1.3
TMX Group	1.1
Lattice Semiconductor	1.1
Mirion Technologies	1.1
PAR Technology	1.0
Esab	1.0
SiteOne Landscape Supply	1.0
Planet Fitness	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Stock Fund

Investor Class (OTCFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Small-Cap Stock Fund

Advisor Class (PASSX)

This annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Advisor Class	$122	1.15%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oilfield service and equipment company, benefited from strong performance in its subsea segment. The communication services sector also added value due to stock choices. Liberty Media Corp-Liberty Live, a tracking stock that reflects the economic contribution of Live Nation, was a key contributor as secular tailwinds in the live entertainment industry boosted its shares.

  On the negative side, stock selection in health care was the leading detractor from relative performance. 10X Genomics, the leader in single-cell gene expression analysis, was a large detractor owing to multiple headwinds, including product transition issues, challenges from a sales force reconstitution, and weakness in China. Stock choices in information technology also weighed on relative results.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,382	10,180	10,432
2015	10,291	10,194	10,475
2015	9,221	9,455	9,227
2015	9,653	10,048	9,559
2016	9,630	10,145	9,413
2016	10,032	10,412	9,770
2016	10,635	10,870	10,654
2016	11,417	11,327	11,595
2017	11,809	11,978	11,881
2017	12,081	12,339	12,174
2017	12,699	12,903	12,864
2017	13,124	13,721	13,294
2018	13,363	13,633	13,283
2018	14,241	14,163	14,312
2018	15,121	15,172	14,824
2018	12,666	13,002	11,830
2019	14,881	14,828	13,555
2019	15,714	15,435	13,839
2019	15,717	15,614	13,507
2019	16,879	17,035	14,849
2020	12,449	13,475	10,303
2020	15,608	16,443	12,922
2020	16,899	17,957	13,559
2020	21,052	20,593	17,813
2021	22,800	21,900	20,075
2021	24,085	23,705	20,937
2021	23,832	23,681	20,024
2021	24,586	25,877	20,453
2022	21,767	24,512	18,914
2022	18,432	20,418	15,661
2022	18,029	19,506	15,319
2022	18,762	20,907	16,273
2023	19,396	22,408	16,718
2023	20,371	24,288	17,589
2023	19,185	23,497	16,687
2023	21,975	26,334	19,028
2024	23,182	28,973	20,013
2024	22,098	29,904	19,357
2024	24,136	31,767	21,152
2024	24,467	32,604	21,223

202501-4140694, 202502-4108897

F265-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Stock Fund (Advisor Class)	11.34%	7.71%	9.36%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	7.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,493,562
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$43,882
  Portfolio Turnover Rate58.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	19.1%
Industrials & Business Services	17.9
Health Care	17.3
Information Technology	13.5
Consumer Discretionary	7.5
Energy	5.8
Real Estate	5.1
Materials	4.3
Utilities	3.4
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	1.6%
Masimo	1.5
Cboe Global Markets	1.3
TMX Group	1.1
Lattice Semiconductor	1.1
Mirion Technologies	1.1
PAR Technology	1.0
Esab	1.0
SiteOne Landscape Supply	1.0
Planet Fitness	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Stock Fund

Advisor Class (PASSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Small-Cap Stock Fund

I Class (OTIIX)

This annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - I Class	$82	0.77%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oilfield service and equipment company, benefited from strong performance in its subsea segment. The communication services sector also added value due to stock choices. Liberty Media Corp-Liberty Live, a tracking stock that reflects the economic contribution of Live Nation, was a key contributor as secular tailwinds in the live entertainment industry boosted its shares.

  On the negative side, stock selection in health care was the leading detractor from relative performance. 10X Genomics, the leader in single-cell gene expression analysis, was a large detractor owing to multiple headwinds, including product transition issues, challenges from a sales force reconstitution, and weakness in China. Stock choices in information technology also weighed on relative results.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
9/30/15	475,621	481,606	474,072
12/31/15	498,368	511,802	491,109
3/31/16	497,723	516,758	483,651
6/30/16	518,891	530,351	501,990
9/30/16	550,774	553,674	547,400
12/31/16	591,828	576,980	595,754
3/31/17	612,767	610,118	610,444
6/30/17	627,517	628,516	625,483
9/30/17	660,177	657,248	660,939
12/31/17	683,146	698,900	683,015
3/31/18	696,176	694,395	682,441
6/30/18	742,712	721,399	735,355
9/30/18	789,535	772,791	761,654
12/31/18	661,936	662,265	607,788
3/31/19	778,352	755,270	696,429
6/30/19	822,769	786,199	711,019
9/30/19	823,892	795,339	693,949
12/31/19	885,686	867,693	762,926
3/31/20	654,063	686,348	529,358
6/30/20	820,669	837,534	663,914
9/30/20	889,411	914,650	696,657
12/31/20	1,108,985	1,048,935	915,212
3/31/21	1,202,499	1,115,510	1,031,435
6/30/21	1,271,377	1,207,426	1,075,711
9/30/21	1,259,233	1,206,198	1,028,805
12/31/21	1,300,478	1,318,104	1,050,837
3/31/22	1,152,646	1,248,528	971,753
6/30/22	976,850	1,040,009	804,658
9/30/22	956,344	993,577	787,059
12/31/22	996,497	1,064,936	836,083
3/31/23	1,030,839	1,141,402	858,974
6/30/23	1,084,001	1,237,129	903,686
9/30/23	1,021,914	1,196,875	857,344
12/31/23	1,171,468	1,341,360	977,623
3/31/24	1,237,076	1,475,756	1,028,265
6/30/24	1,180,350	1,523,216	994,562
9/30/24	1,290,572	1,618,099	1,086,785
12/31/24	1,309,492	1,660,708	1,090,420

202501-4140694, 202502-4108897

F525-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Small-Cap Stock Fund (I Class)	11.78%	8.13%	10.86%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	8.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,493,562
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$43,882
  Portfolio Turnover Rate58.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	19.1%
Industrials & Business Services	17.9
Health Care	17.3
Information Technology	13.5
Consumer Discretionary	7.5
Energy	5.8
Real Estate	5.1
Materials	4.3
Utilities	3.4
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	1.6%
Masimo	1.5
Cboe Global Markets	1.3
TMX Group	1.1
Lattice Semiconductor	1.1
Mirion Technologies	1.1
PAR Technology	1.0
Esab	1.0
SiteOne Landscape Supply	1.0
Planet Fitness	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Stock Fund

I Class (OTIIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Small-Cap Stock Fund

Z Class (TRZZX)

This annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oilfield service and equipment company, benefited from strong performance in its subsea segment. The communication services sector also added value due to stock choices. Liberty Media Corp-Liberty Live, a tracking stock that reflects the economic contribution of Live Nation, was a key contributor as secular tailwinds in the live entertainment industry boosted its shares.

  On the negative side, stock selection in health care was the leading detractor from relative performance. 10X Genomics, the leader in single-cell gene expression analysis, was a large detractor owing to multiple headwinds, including product transition issues, challenges from a sales force reconstitution, and weakness in China. Stock choices in information technology also weighed on relative results.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,072	10,865	11,127
6/30/20	13,919	13,259	13,955
9/30/20	15,115	14,480	14,643
12/31/20	18,882	16,606	19,237
3/31/21	20,509	17,659	21,680
6/30/21	21,726	19,115	22,610
9/30/21	21,561	19,095	21,624
12/31/21	22,307	20,867	22,088
3/31/22	19,808	19,765	20,425
6/30/22	16,822	16,464	16,913
9/30/22	16,500	15,729	16,543
12/31/22	17,224	16,859	17,574
3/31/23	17,857	18,069	18,055
6/30/23	18,811	19,585	18,995
9/30/23	17,770	18,948	18,020
12/31/23	20,408	21,235	20,549
3/31/24	21,594	23,362	21,613
6/30/24	20,643	24,114	20,905
9/30/24	22,615	25,616	22,843
12/31/24	22,992	26,290	22,919

202501-4140694, 202502-4108897

F1268-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Small-Cap Stock Fund (Z Class)	12.66%	18.96%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 2000 Index (Strategy Benchmark)	11.54	18.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,493,562
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$43,882
  Portfolio Turnover Rate58.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	19.1%
Industrials & Business Services	17.9
Health Care	17.3
Information Technology	13.5
Consumer Discretionary	7.5
Energy	5.8
Real Estate	5.1
Materials	4.3
Utilities	3.4
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	1.6%
Masimo	1.5
Cboe Global Markets	1.3
TMX Group	1.1
Lattice Semiconductor	1.1
Mirion Technologies	1.1
PAR Technology	1.0
Esab	1.0
SiteOne Landscape Supply	1.0
Planet Fitness	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Stock Fund

Z Class (TRZZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	-	6,273
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
OTCFX Small-Cap Stock Fund
PASSX Small-Cap Stock Fund–
.
Advisor Class
OTIIX Small-Cap Stock Fund–
.
I Class
TRZZX Small-Cap Stock Fund–
.
Z Class

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 58.00 $ 51.34 $ 69.75 $ 63.91 $ 52.31
Investment activities
Net investment income
(loss)
(1)(2)
(0.01) 0.08 (0.03) (0.13) (0.01)
Net realized and unrealized
gain/loss 7.21 8.79 (16.26) 10.91 13.07
Total from investment
activities 7.20 8.87 (16.29) 10.78 13.06
Distributions
Net investment income (0.28) (0.13) — — —
Net realized gain (8.71) (2.08) (2.12) (4.94) (1.46)
Total distributions (8.99) (2.21) (2.12) (4.94) (1.46)
NET ASSET VALUE
End of period $ 56.21 $ 58.00 $ 51.34 $ 69.75 $ 63.91

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
11.64% 17.43% (23.49)% 17.14% 25.05%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.90% 0.90% 0.91% 0.85% 0.88%
Net expenses after
waivers/payments by Price
Associates 0.90% 0.90% 0.91% 0.85% 0.88%
Net investment income (loss) (0.01)% 0.15% (0.05)% (0.18)% (0.02)%
Portfolio turnover rate 58.7% 28.2% 24.3% 14.9% 19.6%
Net assets, end of period (in
millions) $2,440 $2,676 $2,394 $5,249 $5,095
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 57.13 $ 50.62 $ 68.99 $ 63.23 $ 51.78
Investment activities
Net investment loss
(1)(2)
(0.16) (0.07) (0.17) (0.34) (0.15)
Net realized and unrealized
gain/loss 7.09 8.66 (16.08) 10.79 12.91
Total from investment
activities 6.93 8.59 (16.25) 10.45 12.76
Distributions
Net investment income (0.14) — — — —
Net realized gain (8.71) (2.08) (2.12) (4.69) (1.31)
Total distributions (8.85) (2.08) (2.12) (4.69) (1.31)
NET ASSET VALUE
End of period $ 55.21 $ 57.13 $ 50.62 $ 68.99 $ 63.23
Ratios/Supplemental Data
Total return
(2)(3)
11.34% 17.12% (23.69)% 16.79% 24.72%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.15% 1.17% 1.17% 1.15% 1.15%
Net expenses after
waivers/payments by Price
Associates 1.15% 1.17% 1.17% 1.15% 1.15%
Net investment loss (0.27)% (0.13)% (0.31)% (0.48)% (0.30)%
Portfolio turnover rate 58.7% 28.2% 24.3% 14.9% 19.6%
Net assets, end of period (in
thousands) $46,955 $57,626 $65,259 $105,183 $116,742
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 58.03 $ 51.36 $ 69.76 $ 63.92 $ 52.31
Investment activities
Net investment income
(loss)
(1)(2)
0.07 0.15 0.07 (0.05) 0.03
Net realized and unrealized
gain/loss 7.22 8.78 (16.28) 10.91 13.11
Total from investment
activities 7.29 8.93 (16.21) 10.86 13.14
Distributions
Net investment income (0.38) (0.18) (0.07) — (0.01)
Net realized gain (8.71) (2.08) (2.12) (5.02) (1.52)
Total distributions (9.09) (2.26) (2.19) (5.02) (1.53)
NET ASSET VALUE
End of period $ 56.23 $ 58.03 $ 51.36 $ 69.76 $ 63.92
Ratios/Supplemental Data
Total return
(2)(3)
11.78% 17.56% (23.37)% 17.27% 25.21%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.77% 0.78% 0.77% 0.75% 0.75%
Net expenses after waivers/
payments by Price Associates 0.77% 0.78% 0.77% 0.75% 0.75%
Net investment income (loss) 0.12% 0.27% 0.12% (0.08)% 0.07%
Portfolio turnover rate 58.7% 28.2% 24.3% 14.9% 19.6%
Net assets, end of period (in
millions) $3,448 $3,340 $2,987 $2,385 $2,110
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 58.16 $ 51.43 $ 69.79 $ 63.93 $ 34.88
Investment activities
Net investment income
(2)(3)
0.54 0.57 0.50 0.48 0.35
Net realized and unrealized
gain/loss 7.30 8.84 (16.29) 10.92 30.57
Total from investment
activities 7.84 9.41 (15.79) 11.40 30.92
Distributions
Net investment income (0.84) (0.60) (0.45) (0.30) (0.35)
Net realized gain (8.71) (2.08) (2.12) (5.24) (1.52)
Total distributions (9.55) (2.68) (2.57) (5.54) (1.87)
NET ASSET VALUE
End of period $ 56.45 $ 58.16 $ 51.43 $ 69.79 $ 63.93
Ratios/Supplemental Data
Total return
(3)(4)
12.66% 18.49% (22.79)% 18.14% 88.82%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.74% 0.74% 0.74% 0.74% 0.74%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 0.89% 1.05% 0.87% 0.67% 0.85%
(5)
Portfolio turnover rate 58.7% 28.2% 24.3% 14.9% 19.6%
Net assets, end of period (in
millions) $2,558 $3,389 $2,971 $3,983 $4,009
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.7%
COMMUNICATION SERVICES  2.9%
Entertainment  2.0%
Liberty Media Corp-Liberty Live, Class C (1) 2,041,656 138,955
Madison Square Garden Sports (1) 134,252 30,298
169,253
Interactive Media & Services  0.9%
Reddit, Class A (1) 375,164 61,317
Vimeo (1) 2,671,558 17,098
78,415
Total Communication Services 247,668
CONSUMER DISCRETIONARY  6.9%
Automobile Components  0.5%
Modine Manufacturing (1) 361,830 41,947
41,947
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (1) 8,285 909
Savers Value Village (1) 1,484,231 15,213
16,122
Diversified Consumer Services  1.2%
Bright Horizons Family Solutions (1) 545,598 60,479
Duolingo (1) 43,138 13,987
Strategic Education  293,902 27,456
101,922
Hotels, Restaurants & Leisure  3.3%
Caesars Entertainment (1) 708,370 23,674
Cava Group (1) 6,933 782
Dutch Bros, Class A (1) 638,527 33,446
Papa John's International  606,246 24,899
Planet Fitness, Class A (1) 859,314 84,960
Red Rock Resorts, Class A  556,701 25,742
Shake Shack, Class A (1) 322,799 41,899
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 14,370

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wyndham Hotels & Resorts  311,441 31,390
281,162
Household Durables  0.7%
Champion Homes (1) 335,974 29,599
Installed Building Products  152,520 26,729
56,328
Specialty Retail  0.7%
Burlington Stores (1) 97,072 27,672
Floor & Decor Holdings, Class A (1) 10,513 1,048
RH (1) 70,475 27,738
56,458
Textiles, Apparel & Luxury Goods  0.3%
Skechers USA, Class A (1) 381,814 25,673
25,673
Total Consumer Discretionary 579,612
CONSUMER STAPLES  2.1%
Beverages  0.3%
Boston Beer, Class A (1) 91,563 27,467
27,467
Food Products  1.1%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $14,293 (1)(3)(5) 774,080 2,709
Post Holdings (1) 247,857 28,370
Simply Good Foods (1) 1,009,104 39,335
Utz Brands  1,664,876 26,072
96,486
Personal Care Products  0.7%
BellRing Brands (1) 361,227 27,215
Interparfums  271,000 35,639
62,854
Total Consumer Staples 186,807
ENERGY  5.5%
Energy Equipment & Services  2.0%
Cactus, Class A  429,808 25,084

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Expro Group Holdings (1) 1,912,485 23,849
TechnipFMC  2,801,827 81,085
Weatherford International  508,480 36,422
166,440
Oil, Gas & Consumable Fuels  3.5%
Antero Resources (1) 814,727 28,556
DT Midstream  352,070 35,006
Expand Energy  677,194 67,415
Kimbell Royalty Partners  973,408 15,798
Magnolia Oil & Gas, Class A  1,150,318 26,894
Matador Resources  13,092 737
Range Resources  2,147,985 77,285
Viper Energy  905,666 44,441
296,132
Total Energy 462,572
FINANCIALS  18.5%
Banks  9.8%
Banc of California  2,280,703 35,260
Blue Foundry Bancorp (1) 675,207 6,624
Cadence Bank  1,288,391 44,385
Capitol Federal Financial  2,906,503 17,177
Columbia Banking System  1,758,150 47,488
CRB Group, Acquisition Date: 4/14/22, Cost $2,582 (1)(3)(5) 24,556 1,554
CrossFirst Bankshares (1) 579,878 8,785
Dime Community Bancshares  903,801 27,778
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19 -
4/5/24, Cost $4,820 (1)(3)(5) 481,945 7,697
East West Bancorp  775,851 74,295
Eastern Bankshares  1,590,843 27,442
Equity Bancshares, Class A  649,669 27,559
FB Financial  766,836 39,500
First Bancshares  799,437 27,980
Five Star Bancorp  869,568 26,165
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(3)(5) 500,044 2,250

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(3)(5) 98,245 67
HarborOne Bancorp  1,088,166 12,873
Home BancShares  964,824 27,304
Kearny Financial  1,208,402 8,555
Live Oak Bancshares  975,994 38,601
Origin Bancorp  660,854 22,000
Pacific Premier Bancorp  1,018,392 25,378
Pinnacle Financial Partners  553,062 63,265
Popular  232,510 21,870
Prosperity Bancshares  513,130 38,664
SouthState  611,186 60,801
Texas Capital Bancshares (1) 572,475 44,768
Western Alliance Bancorp  564,013 47,118
833,203
Capital Markets  3.7%
Cboe Global Markets  543,143 106,130
DigitalBridge Group  2,406,416 27,144
Hamilton Lane, Class A  214,987 31,829
StepStone Group, Class A  441,845 25,574
Stifel Financial  264,826 28,093
TMX Group (CAD)  3,129,845 96,413
315,183
Consumer Finance  0.8%
Encore Capital Group (1) 625,844 29,896
SLM  1,237,195 34,122
64,018
Financial Services  1.2%
PennyMac Financial Services  818,006 83,551
Toast, Class A (1) 463,805 16,906
100,457
Insurance  3.0%
Assurant  294,789 62,855
First American Financial  137,857 8,608
Goosehead Insurance, Class A (1) 339,994 36,454

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hanover Insurance Group  198,746 30,738
RLI  200,493 33,047
Selective Insurance Group  287,794 26,914
TWFG (1) 570,608 17,575
White Mountains Insurance Group  19,209 37,363
253,554
Total Financials 1,566,415
HEALTH CARE  15.5%
Biotechnology  6.1%
ACELYRIN (1) 3,625,494 11,384
Akero Therapeutics (1) 205,786 5,725
Arcellx (1) 220,214 16,888
Arrowhead Pharmaceuticals (1) 756,031 14,213
Black Diamond Therapeutics (1) 2,372,649 5,077
Blueprint Medicines (1) 291,520 25,426
Celldex Therapeutics (1) 497,909 12,582
Centessa Pharmaceuticals, ADR (1) 845,344 14,160
Crinetics Pharmaceuticals (1) 414,722 21,205
CRISPR Therapeutics (1) 169,599 6,675
Cytokinetics (1) 1,449,368 68,178
Erasca (1) 3,445,213 8,648
Immatics (1) 2,117,609 15,056
Immunocore Holdings, ADR (1) 1,735,428 51,195
Immunome (1) 1,957,102 20,784
Immunovant (1) 2,091,689 51,811
Insmed (1) 561,299 38,752
Ionis Pharmaceuticals (1) 775,128 27,099
Iovance Biotherapeutics (1) 1,747,040 12,928
Merus (1) 235,933 9,921
Nurix Therapeutics (1) 538,016 10,136
Prime Medicine (1) 668,658 1,953
Vaxcyte (1) 382,317 31,297
Vera Therapeutics (1) 506,829 21,434
Xenon Pharmaceuticals (1) 292,849 11,480
514,007

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  4.3%
Haemonetics (1) 711,263 55,535
Lantheus Holdings (1) 353,217 31,599
Masimo (1) 743,222 122,854
Neogen (1) 2,385,727 28,963
Novocure (1) 622,544 18,552
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)
(3)(5) 3,701,604 1,517
Penumbra (1) 114,729 27,246
PROCEPT BioRobotics (1) 343,426 27,653
QuidelOrtho (1) 1,021,715 45,517
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $6,947 (1)(3)(5) 473,524 6,947
366,383
Health Care Providers & Services  2.8%
Alignment Healthcare (1) 2,437,724 27,424
Concentra Group Holdings Parent  1,445,286 28,588
Molina Healthcare (1) 45,063 13,116
NeoGenomics (1) 2,797,427 46,102
Oscar Health, Class A (1) 3,354,037 45,078
Privia Health Group (1) 1,341,255 26,222
Progyny (1) 1,463,041 25,237
RadNet (1) 401,353 28,030
239,797
Health Care Technology  0.3%
Doximity, Class A (1) 532,560 28,433
28,433
Life Sciences Tools & Services  1.4%
Bruker  726,433 42,584
Repligen (1) 72,272 10,403
Sotera Health (1) 2,347,525 32,114
Stevanato Group  1,495,933 32,596
117,697
Pharmaceuticals  0.6%
Elanco Animal Health (1) 2,344,857 28,396
Neumora Therapeutics (1) 965,141 10,231

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rapport Therapeutics (1) 374,802 6,649
Third Harmonic Bio (1) 544,313 5,601
50,877
Total Health Care 1,317,194
INDUSTRIALS & BUSINESS SERVICES  17.1%
Aerospace & Defense  0.5%
Leonardo DRS (1) 1,106,122 35,739
Loar Holdings (1) 119,631 8,842
44,581
Building Products  1.8%
AAON  252,069 29,663
AZZ  811,627 66,489
CSW Industrials  53,035 18,711
Simpson Manufacturing  85,595 14,194
UFP Industries  196,083 22,089
151,146
Commercial Services & Supplies  1.8%
BrightView Holdings (1) 1,638,797 26,204
Casella Waste Systems, Class A (1) 277,913 29,406
MSA Safety  141,287 23,421
Rentokil Initial (GBP)  180,614 902
Tetra Tech  213,547 8,508
VSE  637,239 60,601
149,042
Construction & Engineering  1.4%
API Group (1) 1,245,110 44,786
Arcosa  512,566 49,586
MYR Group (1) 91,314 13,585
WillScot Holdings (1) 406,273 13,590
121,547
Electrical Equipment  0.3%
Thermon Group Holdings (1) 858,381 24,696
24,696

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.5%
Landstar System  4,318 742
Saia (1) 93,592 42,653
43,395
Machinery  5.4%
AGCO  9,636 901
Crane  258,799 39,273
Enerpac Tool Group  664,100 27,288
Enpro  293,065 50,539
Esab  718,342 86,158
ESCO Technologies  203,972 27,171
Federal Signal  463,597 42,832
Graco  455,373 38,383
RBC Bearings (1) 273,481 81,809
Spirax Group (GBP)  10,933 935
SPX Technologies (1) 448,208 65,223
Toro  11,372 911
461,423
Professional Services  1.9%
Acuren (1) 1,714,814 21,864
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(3)
(5) 568,563 3,491
FTI Consulting (1) 146,995 28,095
Parsons (1) 457,587 42,212
Paycor HCM (1) 1,907,745 35,427
Paylocity Holding (1) 142,584 28,441
159,530
Trading Companies & Distributors  3.5%
Beacon Roofing Supply (1) 414,208 42,075
Custom Truck One Source (1) 1,963,890 9,446
FTAI Aviation  329,387 47,445
GMS (1) 422,288 35,823
McGrath RentCorp  272,722 30,496
Rush Enterprises, Class A  485,510 26,601
SiteOne Landscape Supply (1) 646,326 85,166

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transcat (1) 229,893 24,309
301,361
Total Industrials & Business Services 1,456,721
INFORMATION TECHNOLOGY  13.0%
Electronic Equipment, Instruments & Components  4.0%
CTS  607,904 32,055
Insight Enterprises (1) 243,002 36,960
Mirion Technologies (1) 5,477,590 95,584
Novanta (1) 301,863 46,116
PAR Technology (1) 1,208,803 87,844
Teledyne Technologies (1) 91,434 42,437
340,996
IT Services  0.4%
Globant (1) 144,184 30,916
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,747 (1)
(3)(5) 122,320 4,257
35,173
Semiconductors & Semiconductor Equipment  1.8%
Entegris  8,168 809
Lattice Semiconductor (1) 1,698,910 96,243
MACOM Technology Solutions Holdings (1) 207,989 27,020
Onto Innovation (1) 4,740 790
Power Integrations  441,498 27,241
152,103
Software  6.8%
Amplitude, Class A (1) 3,942,205 41,590
Appfolio, Class A (1) 3,811 940
Aurora Innovation (1) 5,589,918 35,217
Braze, Class A (1) 664,929 27,847
CCC Intelligent Solutions Holdings (1) 4,630,332 54,314
Descartes Systems Group (1) 681,319 77,398
Intapp (1) 1,007,075 64,543
JFrog (1) 712,919 20,967
nCino (1) 609,841 20,478
Onestream (1) 371,747 10,602

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
QXO  4,822,296 76,675
ServiceTitan, Class A (1) 43,943 4,520
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 6/28/21,
Cost $7,478 (1)(5) 225,471 23,194
Socure, Acquisition Date: 12/22/21, Cost $2,034 (1)(3)(5) 126,571 527
Varonis Systems (1) 350,117 15,556
Vertex, Class A (1) 525,955 28,060
Workiva (1) 686,555 75,178
577,606
Total Information Technology 1,105,878
MATERIALS  3.5%
Chemicals  0.8%
Element Solutions  1,566,579 39,838
HB Fuller  469,078 31,653
71,491
Containers & Packaging  0.8%
DS Smith (GBP)  9,537,017 64,502
64,502
Metals & Mining  1.3%
Constellium (1) 4,407,172 45,262
Osisko Gold Royalties  992,846 17,971
Royal Gold  213,788 28,188
Warrior Met Coal  383,287 20,789
112,210
Paper & Forest Products  0.6%
Louisiana-Pacific  270,250 27,984
West Fraser Timber (CAD)  283,948 24,603
52,587
Total Materials 300,790
REAL ESTATE  4.9%
Hotel & Resort Real Estate Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  190,157 19,841
19,841

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  1.1%
EastGroup Properties, REIT  273,269 43,857
Terreno Realty, REIT  816,968 48,315
92,172
Real Estate Management & Development  1.6%
Colliers International Group  150,541 20,469
FirstService  321,012 58,109
Howard Hughes Holdings (1) 372,005 28,615
Landbridge Company PIPE, Class A, Acquisition Date:
11/18/24, Cost $32,119 (1)(5) 535,044 32,836
140,029
Residential Real Estate Investment Trusts  0.9%
Flagship Communities REIT (2) 1,018,910 15,192
Independence Realty Trust, REIT  3,156,493 62,625
77,817
Retail Real Estate Investment Trusts  0.4%
Curbline Properties, REIT  1,305,846 30,322
30,322
Specialized Real Estate Investment Trusts  0.7%
CubeSmart, REIT  1,289,775 55,267
55,267
Total Real Estate 415,448
UTILITIES  3.1%
Electric Utilities  1.8%
IDACORP  403,550 44,100
OGE Energy  1,091,732 45,034
TXNM Energy  1,237,355 60,841
149,975
Gas Utilities  0.8%
Chesapeake Utilities  575,218 69,803
69,803
Independent Power & Renewable Electricity
Producers  0.0%
Talen Energy (1) 4,124 831
831

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities  0.5%
California Water Service Group  603,452 27,355
Middlesex Water  350,543 18,449
45,804
Total Utilities 266,413
Total Miscellaneous Common Stocks  4.7% (6) 398,236
Total Common Stocks (Cost $6,333,466) 8,303,754
CONVERTIBLE BONDS  0.1%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $4,745 (1)(3)(5) 4,745,400 4,745
Total Convertible Bonds (Cost $4,745) 4,745
CONVERTIBLE PREFERRED STOCKS  2.1%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813 (1)
(2)(3)(4)(5) 758,455 2,822
2,822
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(3)
(5) 1,848,191 1,645
1,645
Total Consumer Discretionary 4,467
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $39 (1)(3)(5) 2,101 7
Total Consumer Staples 7
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $9,075 (1)(3)(5) 86,312 5,461
Total Financials 5,461

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  0.9%
Biotechnology  0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(3)(5) 1,627,947 8,010
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(3)(5) 993,799 4,889
Metsera, Series B, Acquisition Date: 11/12/24, Cost $6,890 (1)
(3)(5) 1,367,094 6,890
19,789
Health Care Equipment & Supplies  0.1%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)
(3)(5) 5,330,753 4,531
4,531
Health Care Providers & Services  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(3)(5) 3,902,227 6,673
6,673
Life Sciences Tools & Services  0.5%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(3)
(5) 403,512 4,753
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)
(3)(5) 657,721 1,230
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(3)(5) 497,323 23,111
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(3)(5) 261,906 12,171
41,265
Total Health Care 72,258
INDUSTRIALS & BUSINESS SERVICES  0.2%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $5,882 (1)(3)(5) 148,209 104
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)
(3)(5) 2,061,623 5,691
5,795
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(3)
(5) 420,147 3,214
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(3)(5) 148,715 1,138
4,352

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)
(3)(5) 269,870 534
534
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(3)
(5) 852,879 5,237
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(3)
(5) 1,176,033 7,221
12,458
Total Industrials & Business Services 23,139
INFORMATION TECHNOLOGY  0.4%
IT Services  0.1%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(3)(5) 293,317 1,311
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)
(3)(5) 95,996 429
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(3)(5) 27,540 959
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(3)(5) 2,740 95
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(3)(5) 2,980 104
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $2,202 (1)(3)(5) 98,096 3,414
6,312
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $9,108 (1)(3)(5) 113,529 9,108
9,108
Software  0.2%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(3)(5) 886,735 6,331
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(3)
(5) 261,432 1,867
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(3)(5) 1,068,639 5,632
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472 (1)
(3)(5) 153,828 640
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029 (1)
(3)(5) 126,253 525

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(3)(5) 2,284 10
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702 (1)
(3)(5) 292,632 1,217
16,222
Total Information Technology 31,642
MATERIALS  0.4%
Chemicals  0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(3)(5) 149,321 8,850
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)
(3)(5) 237,759 4,649
13,499
Metals & Mining  0.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(3)(5) 214,677 18,238
18,238
Total Materials 31,737
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $9,035 (1)(3)(5) 106,359 9,035
Total Miscellaneous 9,035
Total Convertible Preferred Stocks (Cost $218,430) 177,746
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 4.53% (2)(7) 56,752,128 56,752
Total Short-Term Investments (Cost $56,752) 56,752
Total Investments in Securities
100.6% of Net Assets
(Cost $6,613,393) $ 8,542,997
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Small-Cap Stock Fund

.
.
.
.
.
.
.
.
.
.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $283,907 and represents 3.3% of net assets.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Dogwood State Bank, Voting Shares  $ — $ 1,787 $ —
Flagship Communities REIT  103 (810) 488
PAR Technology  8,194 58,439 —
Torchys Holdings  — (1,289) —
Torchys Holdings, Class A  — (6,567) —
T. Rowe Price Government Reserve Fund,
4.53% — — 4,508
Affiliates not held at period end 1,207 (2,067) —
Totals $ 9,504# $ 49,493 $ 4,996+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Dogwood State Bank, Non-
Voting Shares  $ 5,157 $ 438 $ 3,376 $ —
Dogwood State Bank, Voting
Shares  2,533 3,377 — *
Dogwood State Bank,
Warrants, 5/6/24  343 — — —
Flagship Communities REIT  * 7,422 1,381 15,192
Haynes International  38,537 — 39,032 —
PAR Technology  81,818 25,045 77,458 *
PAR Technology PIPE  — 10,925 10,925 —
Torchys Holdings  4,111 — — 2,822
Torchys Holdings, Class A  20,937 — — 14,370
T. Rowe Price Government
Reserve Fund, 4.53% 99,505  ¤  ¤ 56,752
Total $ 89,136^

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,996 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $113,026.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,613,393) $ 8,542,997
Receivable for investment securities sold 23,675
Dividends and interest receivable 5,332
Receivable for shares sold 3,745
Due from affiliates 1,545
Cash 1
Other assets 291
Total assets 8,577,586
Liabilities
Payable for investment securities purchased 43,136
Payable for shares redeemed 34,741
Investment management fees payable 5,700
Payable to directors 7
Other liabilities 440
Total liabilities 84,024
NET ASSETS $ 8,493,562

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,992,935
Paid-in capital applicable to 150,907,777 shares of $0.50
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,500,627
NET ASSETS $ 8,493,562
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,439,928; Shares outstanding: 43,408,109) $ 56.21
Advisor Class
(Net assets: $46,955; Shares outstanding: 850,542) $ 55.21
I Class
(Net assets: $3,448,483; Shares outstanding: 61,327,454) $ 56.23
Z Class
(Net assets: $2,558,196; Shares outstanding: 45,321,672) $ 56.45

T. ROWE PRICE Small-Cap Stock Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $573) $ 80,738
.
  Interest 322
Other 11
Total income 81,071
Expenses
Investment management 66,946
Shareholder servicing
Investor Class $ 3,958
Advisor Class 78
I Class 770 4,806
Rule 12b-1 fees
Advisor Class 122
Prospectus and shareholder reports
Investor Class 55
Advisor Class 1
I Class 32
Z Class 3 91
Custody and accounting 397
Registration 88
Legal and audit 58
Directors 30
Miscellaneous 125
Waived / paid by Price Associates (23,064)
Total expenses 49,599
Net investment income 31,472

T. ROWE PRICE Small-Cap Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,964,986
Foreign currency transactions (330)
Net realized gain 1,964,656
Change in net unrealized gain / loss
Securities (933,170)
Other assets and liabilities denominated in foreign currencies (15)
Change in net unrealized gain / loss (933,185)
Net realized and unrealized gain / loss 1,031,471
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,062,943

T. ROWE PRICE Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 31,472 $ 45,023
Net realized gain 1,964,656 431,526
Change in net unrealized gain / loss (933,185) 977,921
Increase in net assets from operations 1,062,943 1,454,470
Distributions to shareholders
Net earnings
Investor Class (345,084) (98,695)
Advisor Class (6,620) (2,083)
I Class (492,595) (126,101)
Z Class (448,668) (150,093)
Decrease in net assets from distributions (1,292,967) (376,972)
Capital share transactions
*
Shares sold
Investor Class 181,172 258,254
Advisor Class 8,342 6,151
I Class 430,922 404,600
Z Class 126,730 283,304
Distributions reinvested
Investor Class 327,294 93,514
Advisor Class 6,601 2,079
I Class 450,683 115,232
Z Class 448,668 150,093
Shares redeemed
Investor Class (678,914) (370,946)
Advisor Class (23,972) (23,553)
I Class (663,718) (547,486)
Z Class (1,352,998) (403,895)
Decrease in net assets from capital share
transactions (739,190) (32,653)

T. ROWE PRICE Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase (decrease) during period (969,214) 1,044,845
Beginning of period 9,462,776 8,417,931
End of period $ 8,493,562 $ 9,462,776
*Share information (000s)
Shares sold
Investor Class 2,970 4,690
Advisor Class 139 115
I Class 7,117 7,511
Z Class 2,139 5,197
Distributions reinvested
Investor Class 5,529 1,673
Advisor Class 114 38
I Class 7,610 2,061
Z Class 7,551 2,680
Shares redeemed
Investor Class (11,231) (6,853)
Advisor Class (411) (433)
I Class (10,960) (10,181)
Z Class (22,639) (7,376)
Decrease in shares outstanding (12,072) (878)

T. ROWE PRICE Small-Cap Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has four classes of shares: the Small-Cap Stock Fund (Investor Class), the
Small-Cap Stock Fund–Advisor Class (Advisor Class), the Small-Cap Stock
Fund–I Class (I Class) and the Small-Cap Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Small-Cap Stock Fund

amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the fund realized $396,830,000 of net gain on
$937,671,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Small-Cap Stock Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Small-Cap Stock Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Small-Cap Stock Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations.  The change in unrealized gain/loss on Level 3 instruments held at December 31, 2024, totaled $(4,835,000) for the year ended December 31, 2024. Additionally, during the period, transfers into and out of Level 3 include securities acquired or exchanged as a result of a corporate action.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,944,495 $ 313,873 $ 45,386 $ 8,303,754
Convertible Bonds — — 4,745 4,745
Convertible Preferred Stocks — — 177,746 177,746
Short-Term Investments 56,752 — — 56,752
Total $ 8,001,247 $ 313,873 $ 227,877 $ 8,542,997

T. ROWE PRICE Small-Cap Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $5,326,345,000 and
$6,303,995,000, respectively, for the year ended December 31, 2024.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/24
Investment
in
Securities
Common
Stocks $ 45,840 $ (6,616) $ 10,761 $ (4,599) $ — $ — $ 45,386
Convertible
Bonds — — 4,745 — — — 4,745
Convertible
Preferred
Stocks 181,652 (6,185) 25,035 (22,756) 5,882 (5,882) 177,746
Total $ 227,492 $ (12,801) $ 40,541 $ (27,355) $ 5,882 $ (5,882) $ 227,877

T. ROWE PRICE Small-Cap Stock Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 72,112 $ 49,577
Long-term capital gain 1,220,855 327,395
Total distributions $ 1,292,967 $ 376,972

T. ROWE PRICE Small-Cap Stock Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 6,648,344
Unrealized appreciation $ 2,388,629
Unrealized depreciation (493,990)
Net unrealized appreciation (depreciation) $ 1,894,639
($000s)
Undistributed long-term capital gain $ 98,296
Net unrealized appreciation (depreciation) 1,894,639
Total distributable earnings (loss) $ 1,992,935

T. ROWE PRICE Small-Cap Stock Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Small-Cap Stock Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Small-Cap Stock Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $117,000 for Price Associates; $2,107,000 for T. Rowe Price Services,
Inc.; and $251,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $170,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable,
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.09% 1.34% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(23,064)

T. ROWE PRICE Small-Cap Stock Fund

are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 16% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $160,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.

T. ROWE PRICE Small-Cap Stock Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Small-Cap Stock Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Small-Cap Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Small-Cap
Stock Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Stock Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,494,699,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $68,472,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $61,314,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $5,091,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F65-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025